17. CONCESSION CONTRACT ASSETS (Details) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	R$ 2,005	R$ 1,729
Current	172	131
Non current	1,833	1,598
Distribution - Infrastructure Assets Under Construction [Member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	740	518
Gas - Infrastructure Assets Under Construction [Member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	68	82
Transmission - Assets Reincorporated Into The Assets Remuneration Base [Member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	348	492
Transmission - Assets Remunerated by Tariff [Member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	R$ 849	R$ 637